Other Current Assets, Including Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other current assets [Abstract]
Schedule of Other Current Assets
	As at December 31,
	2018	2017
	$ Thousands
Advances to suppliers	827	673
Prepaid expenses	1,740	1,818
Qoros put option (1)	24,435	-
Derivative instruments	726	1,471
Government agencies	5,362	7,408
Contingent consideration (2)	4,500	18,004
Other receivables	3,924	6,378
	41,514	35,752

(1)	Refer to Note 9.C.b.2.

(2)	This represents contingent consideration receivable from ISQ as a part of the transaction described in Note 27.